File No. 333-126384
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933

                                                                     May 1, 2009


     Supplement to the December 1, 2008 Class 1, Class 2 and Class 3 Shares
             Prospectus for Pioneer Institutional Money Market Fund

This supplement is effective through September 18, 2009.

Pioneer Institutional Money Market Fund (the "fund") has enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program").

The Program seeks to guarantee the $1.00 net asset value (NAV) of certain shares of money market funds as of September 19, 2008. The guarantee would be triggered in the event the market-based net asset value of a participating fund's share falls below $0.995 and that situation has not been cured. Recovery under the Program would require the fund to liquidate. Upon liquidation, and subject to the availability of assets under the Program, eligible shareholders who have continued to maintain accounts would be entitled to receive a payment equal to any shortfall between the amount received by a shareholder in the liquidation and $1.00 per share.

Only shareholders of record of the fund as of September 19, 2008 are eligible to receive the benefit of the guarantee. Any increase in the number of shares held in a fund in excess of shares held at the close of business on September 19, 2008 will not be covered. If, following September 19, 2008, the number of shares held in an account fluctuates, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008 or the number of shares held on the date of the trigger event, whichever is less.

The initial term of the Program expired on December 18, 2008. In November 2008, the Treasury extended the Program through April 30, 2009, and the fund participated in this extension of the Program. On March 31, 2009, the Treasury further extended the Program through September 18, 2009. The Treasury does not have discretion to continue the Program beyond September 18, 2009. The fund has submitted an extension notice to the Treasury in order to participate in the extended Program. There is no assurance that the fund will be able to participate in the extended Program.

In order to participate in the extended period of the Program, the fund paid to the U.S. Treasury Department a fee in the amount of 0.015% of the fund's net asset value as of the close of business on September 19, 2008. These expenses will be borne by the fund without regard to any expense limitation currently in effect for the fund. The fund previously paid fees in the combined amount of 0.025% of the fund's net asset value as of the close of business on September 19, 2008 to participate in the Program through April 30, 2009.

As of the date of this supplement, assets available to the Program to support all participating money market funds are approximately $50 billion. As of the date of this supplement, more information about the Program is available on the U.S. Treasury's website at http://www.ustreas.gov.

The effect of the cost of the Program is reflected in the following tables, which replace the information appearing under the heading "Fees and expenses" on pages 7 and 8 of the prospectus:

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Class 1           Class 2           Class 3

Maximum sales charge (load) when you buy shares
as a percentage of offering price                     None              None              None

Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less                    None              None              None

------------------------------------------------ ------------------- ----------------- ------------------
Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets      Class 1             Class 2           Class 3
------------------------------------------------ ------------------- ----------------- ------------------
------------------------------------------------ ------------------- ----------------- ------------------
Management Fee                                   0.20%               0.20%             0.20%
------------------------------------------------ ------------------- ----------------- ------------------
------------------------------------------------ ------------------- ----------------- ------------------
Distribution and Service (12b-1) Fee             0.00%               0.25%             0.50%
------------------------------------------------ ------------------- ----------------- ------------------
------------------------------------------------ ------------------- ----------------- ------------------
Other Expenses1                                  0.10%               0.09%             0.09%
------------------------------------------------ ------------------- ----------------- ------------------
------------------------------------------------ ------------------- ----------------- ------------------
Total Annual Fund Operating Expenses2            0.30%               0.54%             0.79%
------------------------------------------------ ------------------- ----------------- ------------------
------------------------------------------------ ------------------- ----------------- ------------------
Less: Fee Waiver and Expense Limitation3         -0.01%              0.00%             0.00%
------------------------------------------------ ------------------- ----------------- ------------------
------------------------------------------------ ------------------- ----------------- ------------------
Net Expenses3,4                                  0.29%               0.54%             0.79%
------------------------------------------------ ------------------- ----------------- ------------------

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


---------------------------------------------------------------------------------------------------------
                       Number of years you own your shares
---------------------------------------------------------------------------------------------------------
-------------- ------------------------- ------------------- ---------------------- ---------------------
               1                         3                   5                      10
-------------- ------------------------- ------------------- ---------------------- ---------------------
-------------- ------------------------- ------------------- ---------------------- ---------------------
Class 1        $30                       $95                 $168                   $380
-------------- ------------------------- ------------------- ---------------------- ---------------------
-------------- ------------------------- ------------------- ---------------------- ---------------------
Class 2        55                        173                 302                    677
-------------- ------------------------- ------------------- ---------------------- ---------------------
-------------- ------------------------- ------------------- ---------------------- ---------------------
Class 3        81                        252                 439                    978
-------------- ------------------------- ------------------- ---------------------- ---------------------

  1 Other expenses have been restated to reflect expenses paid by the fund to participate in the Program.

  2 Total annual fund operating expenses reflect the amounts incurred by the fund during its most recent fiscal year, and in addition reflect the costs of participating in the extended Program. Expenses will vary based on changes in the fund's net asset values. Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

3 Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 0.25%, 0.50% and 0.75% of the average daily net assets attributable to Class 1, Class 2 and Class 3 shares, respectively. These expense limitations are in effect through December 1, 2010. There can be no assurance that Pioneer will extend the expense limitations beyond such time. See the statement of additional information for details regarding the expense limitation agreement. Expenses resulting from the fund's participation in the Program are not included in the expense limitations.

4 Pioneer may limit the fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes or waive a portion of its management fee for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.


                                                                   23124-00-0509
                                        (C) 2008 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC